Prepaid expenses and others	12 Months Ended
Dec. 31, 2019
16. Prepaid expenses and others

Prepaid expenses and others consist of the following:

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Prepaid rental to a shareholder(1)	448	-
Receivable from a related party(2)	251	-
Prepaid expenses	184	295
Others	155	-
Total	1,038	295

(1) See Note 27 of Notes to the Consolidated Financial Statements, section 1. Lease of office space from a shareholder for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, section 2. Subleasing income with a related party for detailed disclosure.